Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Entity Central Index Key	0001871321
Document Type	6-K
Document Fiscal Year Focus	2026
Entity Registrant Name	Alpha Tau Medical Ltd.
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31